Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Unamortized deferred finance costs		$ 0	$ 1,173,190
Convertible notes unamortized discount		$ 0	$ 12,256
Temporary equity, shares issued		0	56,290
Temporary equity, shares outstanding		0	56,290
Preferred stock, no par value
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	62,876	62,876	62,876
Preferred stock, shares outstanding	62,876	62,876	62,876
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	45,000,000	45,000,000	45,000,000
Common stock, shares issued	10,043,143	3,715,444	3,045,809
Common stock, shares outstanding	10,043,143	3,715,444	3,045,809
Redeemable Preferred Stock [Member]
Temporary equity, no par value
Temporary equity, shares issued	62,876	62,876	62,876
Temporary equity, shares outstanding	62,876	62,876	62,876
Redeemable preferred stock, unamortized discount	$ 147,827	$ 173,914	$ 208,697